Other liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other liabilities

15.      Other liabilities:

	2020	2019
Asset retirement obligations(a)	$42.3	$—
Other	23.4	19.0
Other long-term liabilities	65.7	19.0
Current portion of other long-term liabilities	(24.8)	(7.8)
Other long-term liabilities	$40.9	$11.2

(a)	Asset retirement obligations:

Asset retirement obligations were assumed as part of the APR Energy acquisition and consist of the contractual requirement to demobilize the Company’s mobile power generation sites when there is a legal obligation associated with the demobilization and the fair value of the liability can be reasonably estimated.

Asset retirement obligations, December 31, 2019	$—
Liabilities acquired	45.9
Liabilities incurred	5.3
Liabilities settled	(6.6)
Provision reassessment	(2.9)
Accretion expense	0.6
Asset retirement obligations, December 31, 2020	$42.3